Principal Accounting Policies - Summary of Property and Equipment (Detail)	Dec. 31, 2024
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	5 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	3 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	4 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Office Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Useful Life	44 years